Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000212599_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
C000212599_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%
C000212599_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%
C000212598_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
C000212598_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%
C000212598_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%
C000212597_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
C000212597_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%
C000212597_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%
C000212596_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
C000212596_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%
C000212596_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%
C000257876_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%
C000257876_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%
C000212599_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	42.93%
C000212599_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000212599_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%
C000212599_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	43.01%
C000212599_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.23%
C000212599_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%
C000212598_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	38.83%
C000212598_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.69%
C000212598_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%
C000212598_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	38.74%
C000212598_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.57%
C000212598_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%
C000212597_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.58%
C000212597_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.44%
C000212597_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%
C000212597_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%
C000212597_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.48%
C000212597_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%
C000212596_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%
C000212596_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.99%
C000212596_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.16%
C000212596_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%
C000212596_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.03%
C000212596_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%
C000257876_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%
C000257876_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%